Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of earnings per share [Abstract]
Schedule of Earnings per Share

	2025 £m	2024 £m	2023 £m
Profit attributable to ordinary shareholders – basic and diluted	4,196	3,923	4,933

	2025 million	2024 million	2023 million
Weighted average number of ordinary shares in issue – basic	59,790	62,413	64,953
Adjustment for share options and awards	723	661	807
Weighted average number of ordinary shares in issue – diluted	60,513	63,074	65,760

Basic earnings per share	7.0p	6.3p	7.6p
Diluted earnings per share	6.9p	6.2p	7.5p